Taxes - components of the income tax benefit (provision) (Details) - USD ($)		3 Months Ended				5 Months Ended	7 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2020	Apr. 30, 2021	Mar. 31, 2021	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2021	Aug. 31, 2020	Aug. 27, 2020	Dec. 31, 2019	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Jan. 31, 2019
DEFERRED:
Deferred income tax benefit			$ (976)		$ (14,050)					$ (8,681)		$ 9,657
(Benefit) provision for income taxes			$ 2,422		$ 404,809				$ 1,247,517	$ 486,761		$ 1,247,517
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
CURRENT:
Current tax provision						$ 1,206,000		$ 2,221,000			$ 5,453,000		$ 5,442,000
DEFERRED:
Deferred income tax benefit						(23,140,000)		66,234,000			5,759,000		(415,000)
(Benefit) provision for income taxes	$ 11,212,000	$ 2,089,000		$ 8,891,000		(21,934,000)	$ 68,455,000	68,455,000			11,212,000		5,027,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Luxembourg
DEFERRED:
Deferred income tax benefit						2,594,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Ireland
CURRENT:
Current tax provision						(268,000)		333,000			1,099,000		1,559,000
DEFERRED:
Deferred income tax benefit						(1,856,000)		43,483,000			8,533,000		1,517,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | United States
CURRENT:
Current tax provision						1,012,000		588,000			2,405,000		652,000
DEFERRED:
Deferred income tax benefit						(19,265,000)		17,256,000			(2,693,000)		(1,906,000)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Other foreign locations
CURRENT:
Current tax provision						462,000		1,300,000			1,949,000		3,231,000
DEFERRED:
Deferred income tax benefit						$ (4,613,000)		$ 5,495,000			$ (81,000)		$ (26,000)